OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Restricted cash	$ 4,504	$ 31
Reimbursement rights	12,792	12,178
Total other assets	$ 17,296	$ 12,209